Summary of significant accounting policies - evenue by major product line and Foreign Currency translation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) ¥ / $	Dec. 31, 2022 USD ($) ¥ / $	Dec. 31, 2021 USD ($) ¥ / $	Dec. 31, 2023 $ / $	Dec. 31, 2022 $ / $	Dec. 31, 2021 $ / $
Revenues	$ 3,569	$ 3,875	$ 3,683
Foreign exchange	7.08	6.96		0.68	0.68
Foreign Currency Exchange Rate	6.56	6.73	6.45	0.66	0.70	0.75
Interest On Loans
Revenues	$ 2,313	$ 2,451	$ 1,673
Property lease and management
Revenues	1,069	1,106	1,068
Financial technology solution and services
Revenues	$ 187	$ 318	$ 942